Restatement of Previously Issued Financial Restatements - Consolidated Statements of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Interest and dividend income:
Interest and fees on loans	$ 6,072	$ 5,301	$ 12,602	$ 10,551	$ 23,407	$ 21,641	$ 22,612
Interest and dividends on investments	467	441	885	865	1,677	1,363	1,421
Total interest and dividend income	6,539	5,742	13,487	11,416	25,084	23,004	24,033
Interest expense:
Interest on deposits	1,050	951	2,169	1,907	4,200	3,808	3,615
Interest on FHLB borrowed funds	163	164	336	329	664	630	660
Interest on other borrowed funds	102	0	201	0	143	0	0
Total interest expense	1,315	1,115	2,706	2,236	5,007	4,438	4,275
Net interest income	5,224	4,627	10,781	9,180	20,077	18,566	19,758
Provision for loan losses	0	0	0	75	75	656	1,910
Net interest income after provision for loan losses	5,224	4,627	10,781	9,105	20,002	17,910	17,848
Non-interest income:
Total fair value adjustments and other-than-temporary impairment						0	(78)
Net gains on sale of available for sale securities					63	60	(168)
Service charges on deposit accounts	342	331	740	754	1,627	1,715	1,964
Loan fees and service charges	294	263	897	584	1,296	1,291	904
Other	285	212	568	418	929	847	794
Total non-interest income	1,204	810	2,517	1,760	3,915	3,913	3,416
Non-interest expense:
Salaries and related benefits	2,708	2,188	5,382	4,406	9,866	8,667	9,070
Occupancy	563	712	1,631	1,281	2,826	2,872	2,631
Office	312	262	593	514	1,225	1,105	1,499
Data processing	454	420	926	829	1,802	1,590	1,531
Amortization of core deposit intangible	38	21	81	35	111	57	57
Advertising, marketing and public relations	105	145	168	282	701	659	43
FDIC premium assessment	69	84	152	169	394	390	409
Professional services						887	(19)
Other	351	294	729	553	1,765	1,176	2,003
Total non-interest expense	5,035	4,410	10,498	8,525	20,058	17,403	17,224
Income before provision for income tax	1,393	1,027	2,800	2,340	3,859	4,420	4,040
Provision (benefit) for income taxes	459	352	926	818	1,286	1,614	1,531
Net income attributable to common stockholders	$ 934	$ 675	$ 1,874	$ 1,522	$ 2,573	$ 2,806	$ 2,509
Per share information:
Basic earnings (in dollars per share)	$ 0.18	$ 0.13	$ 0.36	$ 0.29	$ 0.49	$ 0.54	$ 0.49
Diluted earnings (in dollars per share)	0.17	0.13	0.35	0.29	0.49	0.54	0.48
Cash dividends paid (in dollars per share)	$ 0.16	$ 0.12	$ 0.16	$ 0.12	$ 0.12	$ 0.08	$ 0.04
Previously Reported
Interest and dividend income:
Interest and fees on loans						$ 21,641	$ 22,612
Interest and dividends on investments						1,363	1,421
Total interest and dividend income						23,004	24,033
Interest expense:
Interest on deposits						3,808	3,615
Interest on FHLB borrowed funds						630	660
Interest on other borrowed funds						0
Total interest expense						4,438	4,275
Net interest income						18,566	19,758
Provision for loan losses						656	1,910
Net interest income after provision for loan losses						17,910	17,848
Non-interest income:
Total fair value adjustments and other-than-temporary impairment						0	(78)
Net gains on sale of available for sale securities						60	(168)
Service charges on deposit accounts						1,715	1,964
Loan fees and service charges						1,291	904
Other						847	794
Total non-interest income						3,913	3,416
Non-interest expense:
Salaries and related benefits						8,643	9,287
Occupancy						2,872	2,631
Office						1,105	1,499
Data processing						1,590	1,531
Amortization of core deposit intangible						57	57
Advertising, marketing and public relations						570	370
FDIC premium assessment						390	409
Professional services						1,088	552
Other						1,404	2,098
Total non-interest expense						17,719	18,434
Income before provision for income tax						4,104	2,830
Provision (benefit) for income taxes						1,490	1,047
Net income attributable to common stockholders						$ 2,614	$ 1,783
Per share information:
Basic earnings (in dollars per share)						$ 0.50	$ 0.35
Diluted earnings (in dollars per share)						0.50	0.34
Cash dividends paid (in dollars per share)						$ 0.08	$ 0.04
Restatement Adjustment
Interest and dividend income:
Total interest and dividend income						$ 0	$ 0
Interest expense:
Total interest expense						0	0
Net interest income							0
Net interest income after provision for loan losses						0	0
Non-interest income:
Total non-interest income						0	0
Non-interest expense:
Salaries and related benefits						24	(217)
Advertising, marketing and public relations						89	(327)
Professional services						(201)	(571)
Other						(228)	(95)
Total non-interest expense		$ 43		$ 64		(316)	(1,210)
Income before provision for income tax						316	1,210
Provision (benefit) for income taxes						124	484
Net income attributable to common stockholders		$ (26)		$ (39)		$ 192	$ 726
Per share information:
Basic earnings (in dollars per share)						$ 0.04	$ 0.14
Diluted earnings (in dollars per share)						0.04	0.14
Cash dividends paid (in dollars per share)						$ 0	$ 0